ACCOUNTS RECEIVABLE, NET (Tables)	9 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	As of
	September 30, 2025	December 31, 2024
Trade receivables	$209,533	$152,471
Less: allowance for credit losses	(16,764)	(15,206)
Total	$192,769	$137,265

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

	For the three-month period ended		For the nine-month period ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024

Allowance for credit losses at beginning of period	$(13,908)	$(13,354)	$(15,206)	$(9,720)
(Increase) decrease to allowance for the period	(1,476)	(990)	(694)	(5,306)
Write-off of credit losses	848	835	1,364	1,517
Reclassifications	(2,228)	-	(2,228)	-
Allowance for credit losses at end of period	$(16,764)	$(13,509)	$(16,764)	$(13,509)